Fair Value Measurements - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 25, 2020
Level 3 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Estimated fair value of convertible securities	$ 0		$ 949,600,000	$ 251,900,000
Financial asset or liabilities transfer in and out	0	$ 0	0	$ 0
Level 3 [Member] | 2020 Convertible Note [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Estimated fair value of convertible securities					$ 20,000,000
Estimated fair value and carrying value of convertible securities	19,900,000		$ 20,400,000
Public and Private Placement Warrants [Member] | Warrants Payable [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Fair value of warrants	$ 62,000,000